Subsequent events	6 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
Subsequent Events
21. Subsequent events
Repurchase and Cancellation of own shares
At the meeting of the Board of Directors of MHFG (“the Board”) held on November 14, 2025, MHFG resolved to repurchase its common stock through market purchases during the period from November 17, 2025, to February 28, 2026. The repurchase program allows for the acquisition of up to 60,000,000 shares, equivalent to approximately 2.4% of the total number of outstanding common shares (excluding treasury shares), for a total amount of up to ¥200 billion. On March 23, 2026, MHFG will cancel all the repurchased shares in accordance with the resolution adopted by the Board on November 14, 2025. The shareholder return policy is to progressively increase dividends per share, while executing flexible and intermittent share buybacks. In accordance with this policy, the share buybacks were decided, based on our business results, capital adequacy, stock price and the opportunities for growth investment, using the total payout ratio of 50% or more as a guide.